Remuneration and other benefits paid to the Bank's directors and senior managers (Details) € in Thousands	6 Months Ended
	Jun. 30, 2020 EUR (€) employee	Jun. 30, 2019 EUR (€) employee
Remuneration of key personnel
Transactions with shares and/or other financial instruments	€ 0	€ 0
Number of persons | employee	195,161	202,398
Bank's Directors
Remuneration of key personnel
Fixed salary	€ 2,859	€ 3,459
Variable salary	0	0
Directors' fees	605	579
Annual emoluments	1,637	1,853
Other remuneration	1,416	3,354
Sub-total from executive functions	6,517	9,245
Total remuneration	6,517	9,245
Advances	0	0
Contributions to plan	1,010	1,001
Pension rights	79,015	77,153
Contribution to insurance policies	896	1,069
Guarantees provided for directors	0	0
Former directors of the bank
Remuneration of key personnel
Pension rights	56,778	68,201
Current senior managers
Remuneration of key personnel
Sub-total from executive functions	15,275	17,690
Contributions to plan	2,987	3,190
Pension rights	€ 55,229	€ 71,237
Number of persons | employee	17	18
Retired senior managers
Remuneration of key personnel
Total remuneration	€ 2,822	€ 96
Pension rights	160,278	166,960
Loan commitments | Bank's Directors
Remuneration of key personnel
Total direct risk exposure	€ 34	€ 121